Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 137,330	SFr 153,982
of which encumbered	91,278	103,245
Fair value of collateral received with the right to sell or repledge	422,269	444,852
of which sold or repledged	186,132	218,752
Other information
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	2,014	2,202
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	130,983	148,345
of which encumbered	91,278	103,245
Fair value of collateral received with the right to sell or repledge	422,659	444,852
of which sold or repledged	186,298	218,752
Other information
Cash and securities restricted under foreign banking regulations	24,592	26,286
Swiss National Bank required minimum liquidity reserves	SFr 1,890	SFr 2,051